Investor A Institutional [Member] Investment Objectives and Goals - Investor A Institutional [Member] - iShares Total U.S. Stock Market Index Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About iShares Total U.S. Stock Market Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares Total U.S. Stock Market Index Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to track the investment results of a broad-based index composed of U.S. equities.